Short-term Bank Borrowings	9 Months Ended
Sep. 30, 2020
Short-term Bank Borrowings
Short-term Bank Borrowings

6. Short-term Bank Borrowings

The Group’s bank borrowings consisted of the following:

	As of December 31,	As of September 30,
	2019	2020
	US$	US$

Short-term borrowings	9,012,645	14,822,161

In July 2016, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$6.0 million by October, 2018. In October 2019, the Group renewed the bank credit facility under which the Group can borrow up to US$6.0 million collateralized by its accounts receivable by October, 2020. In 2019, the Group has aggregately drawn down the credit facility of US$7.7 million and repaid US$1.9 million. The weighted average interest rate for borrowings drawn under such credit facility was 5.53% for the year ended December 31, 2019. In June 2020, the Group renewed the bank credit facility under which the Group can borrow up to US$11.0 million collateralized by its accounts receivable by June 2021. The interest rate for this credit facility is the LPR base interest rate plus 1.30%. For the nine months ended September 30, 2020, the Group has aggregately drawn down the credit facility of US$11.1million and repaid US$6.3 million, and the weighted average interest rate for borrowings drawn under such credit facility was 5.15%. The loan contains maximum quarterly net loss as financial covenants which the Group failed to fulfill as of September 30, 2020. The Group is negotiating for the waiver of the financial covenants with the bank.

6. Short-term Bank Borrowings (Continued)

In July 2018, the Group entered into a credit facility agreement with a commercial bank under which the Group can draw-down up to US$4.0 million by July, 2019. In October 2019, the Group renewed the bank credit facility under which the Group can borrow up to US$4.0 million collateralized by its accounts receivable by October 2020. In 2019, the Group has aggregately drawn down the credit facility of US$6.4 million and repaid US$3.2 million. The weighted average interest rate for borrowings drawn under such credit facility was 6.12% for the year ended December 31, 2019. In June 2020, the Group renewed the bank credit facility under which the Group can borrow up to US$4.0 million collateralized by its accounts receivable by June 2021. The interest rate for this credit facility is Libor plus 3.5%, determined on the draw-down date. For the nine months ended September 30, 2020, the Group has aggregately drawn down the credit facility of US$4 million and repaid US$3.2million, and the weighted average interest rate for borrowings drawn under such credit facility was 3.84%. The loan contains maximum quarterly net loss as financial covenants which the Group failed to fulfill as of September 30, 2020. The Group is negotiating for the waiver of the financial covenants with the bank.

As of September 30, 2020, the Group has fully utilized the credit facility.